SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Summary of reportable segments financial information
Financial information by reportable segment for the periods ended December 31 is presented in the following tables. Inter-segment transactions are not material and are made on terms which are comparable to transactions with third parties.

	Total revenue			Adjusted EBITDA			CAPEX excl licenses and ROU **
	2024	2023	2022	2024	2023	2022	2024	2023	2022

Pakistan*	1,382	1,119	1,285	584	502	654	193	130	258
Ukraine	925	919	971	518	541	575	247	169	177
Kazakhstan	854	774	636	442	421	322	179	165	122
Bangladesh	520	570	576	180	214	210	69	105	199
Uzbekistan	273	268	233	100	112	124	115	65	64
Others	55	55	66	18	22	26	13	10	16
HQ and eliminations	(5)	(7)	(12)	(151)	(200)	(164)	2	5	5

Total	4,004	3,698	3,755	1,691	1,612	1,747	818	649	841
*In 2022, Pakistan Adjusted EBITDA includes the impact of SIM tax reversal. For further details refer to Note 3 and Note 4.
**This includes capital expenditures on property, plant and equipment of US$886 (2023: US$869), intangible assets of US$167 (2023: US$101) after deducting additions in licenses of US$35 (2023: US$3) and right-of-use assets of US$200 (2023: US$318).

Summary of segments reconciliation of consolidated Adjusted EBITDA to consolidated income statement before tax
The following table provides the reconciliation of consolidated Profit / (loss) before tax from continuing operations to Adjusted EBITDA for the years ended December 31:

	2024	2023	2022

Profit before tax from continuing operations	704	559	802

Depreciation	529	527	557
Amortization	199	208	221
Impairment loss / (reversal)	3	(6)	(107)
(Gain) / loss on disposal of non-current assets	(5)	(46)	1
Gain on disposal of subsidiaries	(145)	—	(88)
Finance costs	495	531	583
Finance income	(49)	(60)	(32)
Other non-operating gain, net	(31)	(20)	(9)
Net foreign exchange gain	(9)	(81)	(181)

Total Adjusted EBITDA	1,691	1,612	1,747